EMPLOYEE BENEFITS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Penalty on daily rate basis as a percentage of outstanding contribution	0.05%
Accrued employee benefits	¥ 355,766,607	¥ 281,029,823	¥ 25,807,949	¥ 12,063,712